                                AIM SECTOR FUNDS

                            AIM Energy Fund -- Class A, B, C and Investor
           AIM Financial Services Fund -- Class A, B, C and Investor
          AIM Gold & Precious Metals Fund -- Class A, B, C and Investor
               AIM Leisure Fund -- Class A, B, C, R and Investor
               AIM Technology Fund -- Class A, B, C and Investor
                AIM Utilities Fund -- Class A, B, C and Investor

                         Supplement dated April 13, 2006
                    to the Prospectus dated October 25, 2005
               as supplemented December 8, 2005 and March 31, 2006


Effective May 1, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 21 of the prospectus:

            "The following individuals are jointly and primarily responsible for the day-to-day management of their respective fund's or funds' portfolio:

            FUND                                      PORTFOLIO MANAGER
            AIM Energy Fund                           John S. Segner

            AIM Financial Services Fund               Michael J. Simon
                                                      Meggan M. Walsh

            AIM Gold & Precious Metals Fund           John S. Segner

            AIM Leisure Fund                          Mark D. Greenberg

            AIM Technology Fund                       Michelle E. Fenton

            AIM Utilities Fund                        John S. Segner

            MICHELLE E. FENTON, Portfolio Manager of AIM Technology Fund, who has been responsible for the fund since 2003 and has been associated with AIM and/or its affiliates since 1998.

            MARK D. GREENBERG, Senior Portfolio Manager of AIM Leisure Fund, who has been responsible for the fund since 1996 and has been associated with AIM and/or its affiliates since 1996.

            JOHN S. SEGNER, Senior Portfolio Manager of AIM Energy Fund, AIM Gold & Precious Metals Fund and AIM Utilities Fund, who has been responsible for the funds since 1997, 1999 and 2003, respectively. Mr. Segner has been associated with AIM and/or its affiliates since 1997.

            MICHAEL J. SIMON, Senior Portfolio Manager and lead manager of AIM Financial Services Fund, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management. Mr. Simon generally had final authority over all aspects of AIM Financial Services Fund investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Simon may perform these functions, and the nature of these functions, may change from time to time.

            MEGGAN M. WALSH, Senior Portfolio Manager of AIM Financial Services Fund, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 1991.

            The AIM Financial Services Fund portfolio managers are assisted by the Basic Value and Diversified Dividend Teams. The AIM Leisure Fund portfolio manager is assisted by the Leisure Team. The AIM Technology Fund portfolio manager is assisted by the Technology Team. The AIM Energy Fund, AIM Gold & Precious Metals Fund and AIM Utilities Fund portfolio manager is assisted by the Energy/Gold/Utilities Team. Each of these teams is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on these portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisors website (http://www.aiminvestments.com). The website is not part of this prospectus.

            The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                               AIM Technology Fund

                         Supplement dated April 13, 2006
                      to the Prospectus dated July 29, 2005
                        as supplemented December 8, 2005


Effective May 1, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 8 of the prospectus:

            "The following individual is jointly and primarily responsible for the day-to-day management of the fund's portfolio:

            MICHELLE E. FENTON, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with AIM and/or its affiliates since 1998.

            Ms. Fenton is assisted by the advisor's Technology Team, which is compromised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information of the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

            The fund's Statement of Additional Information provides additional information about the portfolio manager's investment in the fund, a description of her compensation structure, and information regarding other accounts she manages."

                                 AIM ENERGY FUND
                           AIM FINANCIAL SERVICES FUND
                         AIM GOLD & PRECIOUS METALS FUND
                                AIM LEISURE FUND
                               AIM TECHNOLOGY FUND
                               AIM UTILITIES FUND

                     (SERIES PORTFOLIOS OF AIM SECTOR FUNDS)

                         Supplement dated April 13, 2006
        to the Statement of Additional Information dated January 31, 2006 as supplemented February 24, 2006 and March 31, 2006


Information pertaining to William R. Keithler under the headings "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM TECHNOLOGY FUND" and "PORTFOLIO MANAGERS -- OTHER ACCOUNTS MANAGED -- AIM TECHNOLOGY FUND" on pages C-1 and C-4 of the Statement of Additional Information is deleted effective May 1, 2006.